Revenues from Contracts with Customers	6 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenues from Contracts with Customers	REVENUES FROM CONTRACTS WITH CUSTOMERS
Disaggregation of Revenue from Contracts with Customers—The disaggregation of revenue by segment and product is depicted for the periods presented below, and is consistent with how the Company evaluates its financial performance:

	Three Months Ended December 31,		Six Months Ended December 31,
(in thousands)	2020	2019	2020	2019
Senior:
Commission revenue:
Medicare advantage	$263,975	$113,955	$312,705	$134,142
Medicare supplement	12,743	9,303	20,735	13,453
Prescription drug plan	1,102	1,659	1,717	2,036
Dental, vision, and hearing	5,647	2,223	8,370	3,224
Other commission revenue	743	211	1,203	159
Total commission revenue	284,210	127,351	344,730	153,014
Production bonus and other revenue	31,300	11,524	43,979	13,444
Total Senior revenue	315,510	138,875	388,709	166,458
Life:
Commission revenue:
Core	19,791	19,119	39,167	37,703
Final expense	10,297	3,391	27,934	6,885
Ancillary	465	686	1,049	1,254
Total commission revenue	30,553	23,196	68,150	45,842
Production bonus and other revenue	5,822	5,784	11,048	10,745
Total Life revenue	36,375	28,980	79,198	56,587
Auto & Home:
Total commission revenue	6,491	8,227	15,104	17,816
Production bonus and other revenue	750	339	1,675	803
Total Auto & Home revenue	7,241	8,566	16,779	18,619
Eliminations:
Total commission revenue	(280)	(124)	(465)	(200)
Production bonus and other revenue	(572)	—	(1,778)	—
Total Elimination revenue	(852)	(124)	(2,243)	(200)
Total commission revenue	320,974	158,650	427,519	216,472
Total production bonus and other revenue	37,300	17,647	54,924	24,992
Total revenue	$358,274	$176,297	$482,443	$241,464
Contract Balances—After a policy is sold, the Company has no material additional or recurring obligations to the policyholder or the insurance carrier. As such, there are no contract liabilities recorded in the condensed consolidated balance sheets. As there is no activity in the contract asset balances other than the movement over time between long-term and short-term commissions receivable and accounts receivable as the policy is renewed, a separate roll forward other than what is shown on the condensed consolidated balance sheets is not relevant. Cumulative revenue catch-up adjustments related to changes in the estimates of transaction prices were not material for the three and six months ended December 31, 2020 and 2019.
Production Bonuses and Other—During the six months ended December 31, 2020, the Company received advance payments of fiscal year 2021 marketing development funds, which will be amortized over the course of the year based on policies sold. As of December 31, 2020, there was an unamortized balance remaining of $17.3 million recorded in other current liabilities in the condensed consolidated balance sheet.
REVENUES FROM CONTRACTS WITH CUSTOMERS
Disaggregation of Revenue from Contracts with Customers—The disaggregation of revenue by segment and product is depicted for the periods presented below, and is consistent with how the Company evaluates its financial performance:

	Year Ended June 30,
(in thousands)	2020	2019	2018
Senior:
Commission revenue:
Medicare advantage	$285,957	$138,526	$62,537
Medicare supplement	34,301	25,118	26,189
Prescription drug plan	2,867	3,209	2,985
Dental, vision, and health	7,758	4,470	2,932
Other commission revenue	362	2,526	2,345
Total commission revenue	331,245	173,849	96,988
Production bonus and other revenue	30,428	18,408	5,420
Total Senior revenue	$361,673	$192,257	$102,408
Life:
Commission revenue:
Term	$75,236	$76,135	$71,951
Other commission revenue	32,628	13,111	5,850
Total commission revenue	107,864	89,246	77,801
Production bonus and other revenue	22,103	21,247	20,417
Total Life revenue	$129,967	$110,493	$98,218
Auto & Home:
Total commission revenue	$38,031	$33,240	$32,108
Production bonus and other revenue	3,158	1,814	1,240
Total Auto & Home revenue	$41,189	$35,054	$33,348
Eliminations:
Total commission revenue	$(534)	$(335)	$(286)
Production bonus and other revenue	(780)	—	—
Total Elimination revenue	$(1,314)	$(335)	$(286)
Total commission revenue	476,606	296,000	206,611
Total production bonus and other revenue	54,909	41,469	27,077
Total revenue	$531,515	$337,469	$233,688
Contract Balances—After a policy is sold, the Company has no material additional or recurring obligations to the policyholder or the insurance carrier. As such, there are no contract liabilities recorded in the consolidated balance sheets. As there is no activity in the contract asset balances other than the movement over time between long-term and short-term commissions receivable and accounts receivable as the policy is renewed, a separate roll forward other than what is shown on the consolidated balance sheets is not relevant. Cumulative revenue catch-up adjustments related to changes in the estimates of transaction prices were not material for the years ended June 30, 2020, 2019, and 2018.